Debt (Tables)	12 Months Ended
Dec. 29, 2012
Debt Disclosure [Abstract]
Schedule Of Long-Term Debt
The Company’s debt consisted of the following (in millions):

	December 29, 2012	December 31, 2011
2.20% senior notes due 2013	$454	$461
3.75% senior notes due 2014	699	699
2.50% senior notes due 2016	518	518
4.875% senior notes due 2019	496	495
1.58% Yen-denominated senior notes due 2017	95	104
2.04% Yen-denominated senior notes due 2020	149	164
Yen-denominated credit facilities	76	83
Commercial paper borrowings	593	272
Total debt	3,080	2,796
Less: current debt obligations	530	83
Long-term debt	$2,550	$2,713